PREPAID EXPENSES	12 Months Ended
Dec. 31, 2023
Prepayments and accrued income including contract assets [abstract]
PREPAID EXPENSES	PREPAID EXPENSES

	12.31.2023	12.31.2022
Incremental costs in obtaining contracts with customers (1)	1,986,764	1,433,893
Software and networks maintenance	397,931	306,438
Advertising and publicity	197,315	191,366
Personal	120,138	78,698
Financial charges	101,743	37,585
Rental	20,067	35,336
Insurance, satellites and links and other	82,701	51,596
Total	2,906,657	2,134,912

Current	1,434,042	1,141,521
Non-current	1,472,615	993,391

(1)Incremental costs in obtaining contracts with customers are substantially represented by sales commissions paid to partners to obtain customer contracts arising from the adoption of IFRS 15, which are deferred to income in accordance with the term of the contract and/or economic benefit to be generated, usually 2 to 6 years.
Below, we present the movement of incremental costs in obtaining contracts with customers:

Balance on December 31, 2021	766,730
Additions	1,165,051
Write-offs (amortizations)	(578,671)
Business combination – Garliava (Note 1.c.3)	80,783
Balance on December 31, 2022	1,433,893
Additions	1,255,877
Write-offs (amortizations)	(703,006)
Balance on December 31, 2023	1,986,764